Schedule of Investments
March 28, 2024 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.11%

Airports, Flying Fields & Airport Terminal Services - 1.47%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,000	318,680

Auto Manufacturers - 3.09%
Subaru Corp.	20,000	452,917
Aston Martin Lagonda Global Holdings plc ADR	100,000	214,446

		667,363

Biological Products, (No Diagnostic Substances) - 1.10%
CRISPR Therapeutics AG	3,500	238,560

Biotech & Pharma- 1.74%
ALK-AbellÃ A/S	21,000	376,920

Biotechnology 0.72%
Onward Medical NV	30,000	154,698

Comml & Res Bldg Equip & Sys - 1.51%
Japan Elevator Service Holdings Co., Ltd.	20,000	326,005

Consulting Services - 2.04%
Bengo4.com, Inc.	20,000	440,226

Consumer Discretionary Products - 1.45%
Mister Spex SE	90,000	313,604

Consumer Discretionary-Services - 5.25%
Entain plc (United Kingdom) (2)	34,000	342,200
Watches of Switzerland Group plc	175,000	792,087

		1,134,287

Hardware - 0.38%
Tobii AB-RTS	240,000	13,635
Tobii AB	240,000	69,519

		83,154

Health Care Facilities & Services - 2.02%
Amplifon S.p.a.	12,000	437,557

Internet Content & Information - 1.83%
Spotify Technology S.A.	1,500	395,850

Media - 3.30%
CyberAgent, Inc.	45,000	326,600
Future plc	50,120	387,790

		714,390

Medical Equipment & Devices - 1.01%
Lumibird	154,952	219,270

Medical Instruments & Supplies 2.19%
Asahi Intecc Co., Ltd.	14,000	244,491
Shofu, Inc. (2)	12,000	229,631

		474,122

Packaged Foods - 2.41%
Ajinomoto Co., Inc. (2)	14,000	521,185

Real Estate - 1.74%
Cresud SACIF y A ADR (2)	39,894	356,253
IRSA Inversioners y Representaciones Sociedad Anonima	2,080	19,469

		375,722

Retail and Wholesale-Discretionary - 0.94%
Pets at Home Group plc (2)	60,000	203,263

Retail-Consumer Staples - 1.86%
Ocado Group plc	70,000	402,096

Retail-Discretionary - 10.58%
Boozt AB	40,000	525,133
MonotaRO Co., Ltd.	26,100	313,126
Rakuten Group, Inc.	130,000	735,561
Zalando SE	25,000	714,429

		2,288,248

Semiductors - 13.56%
AIXTRON SE	16,000	422,886
Lasertec Corp. (2)	3,000	851,302
Taiwan Semiconductor Manufacturing Company Ltd. (2)	3,500	476,175
Vitec Software Group AB Class B (2)	7,000	363,668
Alphawave IP Group plc	150,000	331,325
Advantest Corp. (2)	11,000	486,793

		2,932,149

Semiconductors & Related Devices - 4.80%
Tokyo Electron Ltd. (2)	4,000	1,038,034

Services-Business Services, NEC - 4.90%
MercadoLibre, Inc.	700	1,058,372

Software - 8.26%
Materialise NV	85,000	448,800
RaySearch Laboratories AB Class B	34,000	365,350
Money Forward, Inc.	10,000	444,523
Comture Corp. (2)	20,000	259,773
ZOO Digital Group plc	600,000	268,089

		1,786,535

Software Technology Services - 3.66%
Nemetschek SE	3,000	296,840
Boku, Inc.	212,000	493,693

		790,533

Specialty Apparel Stores - 4.40%
Hugo Boss AG	4,500	265,156
Brunello Cucinelli S.p.A.	6,000	686,110

		951,266
Specialty Finance - 3.29%
Adyen N.V.	420	710,448

Specialty Industrial Machinery - 0.94%
PVA TePla AG	10,000	202,705

Tech Hardware & Semiconductors - 6.58%
ASM International NV	1,100	671,536
Accesso Technology Group plc	50,000	338,267
Jeol Ltd.	10,000	412,200

		1,422,003

Technology Services - 1.09%
Adesso SE	2,000	235,608

Total Common Stocks	(Cost $ 24,492,277)	21,212,855

Money Market Registered Investment Companies - 2.22%

First American Government Obligations Fund Class X 5.25% (3)	478,965	478,965

Total Money Market Registered Investment Companies	(Cost $ 478,982)	478,965

Total Investments - 100.33%	(Cost $ 21,359,143)	21,691,820

Other Liabilities Less Assets - (0.33%)		(71,038)

Total Net Assets - 100.00%		21,620,781

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$21,691,820	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,691,820	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of March 28,2024, the breakout of the Fund's portfolio by country of issuer was as follows:
Country		% of Net Assets
Argentina		6.69%
Belgium		2.09%
Denmark		1.76%
France		1.02%
Germany		11.43%
Great Britain		9.57%
Italy		5.24%
Japan		33.01%
Luxembourg		1.85%
Mexico		1.49%
Netherlands		7.16%
Sweden		6.23%
Taiwan		2.22%
United Kingdom		8.02%
United States		2.23%

		100.00%

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 28, 2024.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
KGaA - Kommanditgesellschaft auf Aktien, a German corporate designation standing for partnership limited by shares.
ASA - Allmennaksjeselskap, a Norwegian term for public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.